Statements of Cash Flows (USD $)	12 Months Ended			108 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013
Cash flow used in operating activities
Net income (loss) for the period	$ (219,617)	$ (161,485)	$ (272,195)	$ (4,906,829)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash management fees				10,000
Depreciation and amortization				1,860
Stock-based compensation				3,068,129
Waived interest contributed to additional paid in capital	1,227			1,227
Foreign exchange adjustments on the short term loan		(9,476)	8,040	(7,776)
Changes in operating assets:
Prepaid expense		1,325	5,000
Accounts payable, related parties	75,600	99,382	107,704	698,295
Accounts payable and accrued liabilities	70,218	52,114	114,261	258,394
Net cash flows from continuing operating activities	(72,572)	(18,140)	(37,190)	(876,700)
Net cash flows from discontinued operating activities				166,634
Total net cash flows from operating activities	(72,572)	(18,140)	(37,190)	(710,066)
Cash flows from investing activities:
Acquisition of computer equipment				(1,860)
Net cash flows from investing activities, continuing operations				(1,860)
Net cash flows from investing activities, discontinued operations				(160,918)
Total net cash flows from investing activities				(162,778)
Cash flow from financing activities
Proceeds from sale of common stock, net	80,000			148,797
Proceeds from short-term notes				78,793
Proceeds from promissory note	20,000			20,000
Repayment promissory note	(20,000)			(20,000)
Proceeds from related parties	30,038	23,050	35,011	693,444
Net cash flows from financing activities, continuing operations	110,038	23,050	35,011	921,034
Net cash flows from financing activities, discontinued operations				(9,317)
Total net cash flows from financing activities	110,038	23,050	35,011	911,717
Effect of foreign exchange on cash flows				3,601
Cash Increase (Decrease)	37,466	4,910	(2,179)	42,474
Cash, Beginning of period	5,018	98	2,277
Cash, End of period	42,474	5,018	98	42,474
Supplemental disclosure of cash flow information:
Interest
Income taxes
Non cash transactions :
Shares issued for settlements of accounts payable and accrued expenses, related parties	552,406			552,406
Waived interest contributed to additional paid in capital	1,227			1,227
Refinance of accounts payable and accrued liabilities		79,838		79,838
Refinance of accounts payable, related parties				93,059
Refinance of accrued interest, related parties				51,017
Refinance of loans payable, related parties				604,846
Total non cash transactions	$ 553,633	$ 79,838		$ 1,382,393